Income tax (Details 4) $ in Millions, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Deferred income tax assets	$ 5,398		$ 9,808
Deferred income tax liabilities	(121,581)		$ (143,845)
Total deferred income tax (liabilities) assets, net	(116,183)	$ (134,037)
Recovered After More Than 12 Months [Member]
Statement [Line Items]
Deferred income tax assets	2,331	3,030
Deferred income tax liabilities	(109,268)	(132,442)
Less than 1 year [Member]
Statement [Line Items]
Deferred income tax assets	3,067	6,778
Deferred income tax liabilities	$ (12,313)	$ (11,403)